Provisions for Impairment of Financial Assets - Schedule of Changes in Provision for Loan Losses Recorded on the Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions released
Credit risk provisions	$ 527,078	$ 441,343	$ 328,266
Provisions for loan losses [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(809,749)	(765,392)	(1,290,571)
Charge to income for provisions used	282,671	324,049	962,305
Provisions released
Recovery of loans previously charged-off	60,848	58,665
Net charge to income	(466,230)	(382,678)	(279,798)
Provisions for loan losses [member] | Interbank loans [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(10)	(507)	(344)
Charge to income for provisions used	218	765	131
Provisions released
Net charge to income	208	258	(213)
Provisions for loan losses [member] | Financial instruments at FVTOCI [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(250)	(2,223)	(25)
Charge to income for provisions used	1,649	19	411
Provisions released
Net charge to income	1,399	(2,204)	386
Provisions for loan losses [member] | Financial Instruments at amortized cost [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(86)	(9)
Charge to income for provisions used	9		50
Provisions released
Net charge to income	(77)	(9)	50
Provisions for loan losses [member] | Contingent loans [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(16,366)	(25,577)	(14,511)
Charge to income for provisions used	10,861	46,673	28,354
Provisions released
Net charge to income	(5,505)	21,096	13,843
Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(1,290,571)
Charge to income for provisions used			962,305
Collectively assessed for credit losses [member] | Provisions for loan losses [member]
Provisions released
Recovery of loans previously charged-off			48,468
Commercial loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(541,857)	(423,043)
Charge to income for provisions used	173,955	178,243
Provisions released
Recovery of loans previously charged-off	25,511	22,213
Net charge to income	(342,391)	(222,587)
Commercial loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(634,886)
Charge to income for provisions used			474,192
Provisions released
Net charge to income			(140,773)
Commercial loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Provisions released
Recovery of loans previously charged-off			19,921
Mortgage loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(27,516)	(35,031)
Charge to income for provisions used	9,667	9,102
Provisions released
Recovery of loans previously charged-off	2,558	2,791
Net charge to income	(15,291)	(23,138)
Mortgage loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(78,185)
Charge to income for provisions used			78,873
Provisions released
Net charge to income			3,276
Mortgage loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Provisions released
Recovery of loans previously charged-off			2,588
Consumer loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
(Loss) for provisions established	(223,664)	(279,002)
Charge to income for provisions used	86,312	89,247
Provisions released
Recovery of loans previously charged-off	32,779	33,661
Net charge to income	$ (104,573)	$ (156,094)
Consumer loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
(Loss) for provisions established			(562,620)
Charge to income for provisions used			380,294
Provisions released
Net charge to income			(156,367)
Consumer loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Provisions released
Recovery of loans previously charged-off			$ 25,959